Lease liabilities - Vasta Platform (Successor) (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Schedule of lease liabilities
	December 31, 2020	December 31, 2019
Opening balance	153,714	-
Initial application - IFRS 16	-	153,872
Transfers (note 13)	-	19,911
Additions for new lease agreements (ii)	35,925	31,177
Cancelled contracts (i)	(3,429)	(34,852)
Renegotiation -COVID impact 19	(688)	-
Interest	15,091	16,312
Payment of interest	(14,675)	(8,685)
Payment of principal	(12,835)	(24,021)
Closing balance	173,103	153,714

Current liabilities	18,263	7,101
Non-current liabilities	154,840	146,613
	173,103	153,714

Schedule of fixed and variable lease payments
	For the year ended December 31,
	2020	2019
Fixed Payments	27,510	32,706
Payments related to short-term contracts and low value assets, variable price contracts (note 24)	14,278	20,375
	41,788	53,081

Vasta Platform (Successor)
Lease liabilities
Schedule of lease liabilities
Opening balance at December 31, 2018
Initial application - IFRS 16 (Note 4a.)	153,872
Transfers (note 13)	19,911
Additions for new lease agreements	31,177
Cancelled contracts (i)	(34,852)
Interest	16,312
Payment of interest	(8,685)
Payment of principal	(24,021)
Closing balance at December 31, 2019	153,714
Current liabilities	7,101
Non-current liabilities	146,613
153,714

(i)	The cancelled contracts of R$ 34,852 refers to mainly cancellation of leases agreement of the administrative properties leased by the Business.

Schedule of fixed and variable lease payments
December 31, 2019
Fixed Payments	24,021
Payments related to short-term contracts and low value assets (note 21)	20,375
44,396